Financial instruments risk (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments risk [Abstract]
Monetary Assets and Liabilities Denominated in Foreign Currencies
As of December 31, 2022 and 2021, the Company held monetary assets and liabilities denominated in foreign currencies other than the Mexican peso, translated at the corresponding interbank exchange rate as related to the Mexican peso, as follows:

	2022		2021
	US dollar	Other currencies	US dollar	Other currencies
Assets	$662,533	$-	$641,116	$-
Liabilities	(558,971)	(771)	(725,206)	(353)
	$103,562	$(771)	$(84,090)	$(353)

Sensitivity analysis [Abstract]
Expected Credit Loss for Trade Accounts Receivable
Pursuant to the foregoing, the expected credit loss for trade accounts receivable as of December 31, 2022 and 2021 was determined as follows:

	Trade accounts receivable days in arrears
	Current	More than 30 days	More than 60 days	More than 90 days	Total
As of December 31, 2022
Expected credit loss rate	0.0%	0.0%	0.0%	26.3%	-
Gross carrying value	$230,010	$3,522	$36,265	$98,893	$368,690
Expected credit losses during the lifetime				25,975	25,975

	Trade accounts receivable days in arrears
	Current	More than 30 days	More than 60 days	More than 90 days	Total
As of December 31, 2021
Expected credit loss rate	0.0%	0.0%	0.0%	27.3%	-
Gross carrying value	$207,923	$41,324	$1,816	$74,295	$325,358
Expected credit losses during the lifetime				20,293	20,293

Contractual Maturities of Financial Liabilities
As of December 31, 2022, and 2021, the financial liabilities and other liabilities of Grupo TMM have contractual maturities (including interest payments as applicable) are summarized as follows:

	Current		Non-Current
	In 6 months	6 to 12 Months	1 to 4 years	More than 4 Years
At December 31, 2022
Trade payables	$437,382	$-	$-	$-
Accounts payable and accrued expenses	-	503,874	-	-
Related parties	-	165,280	-	-
Leasing liabilities	33,569	35,360	167,284	50,862
Financial debt	10,424	24,606	28,535	3,940
	$481,375	$729,120	$195,819	$54,802
At December 31, 2021
Trade payables	$437,005	$-	$-	$-
Accounts payable and accrued expenses	-	470,068	-	-
Related parties	-	144,966	-	-
Leasing liabilities	86,597	34,781	238,404	50,093
Financial debt	19,041	38,065	54,283	11,318
At December 31, 2021	$542,643	$687,880	$292,687	$61,411

Currency Risk [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
If the peso had strengthened or weakened against the USD by 4.91% for 2022 and 5.25% for 2021, this would have had the following impact on the monetary position:

	2022		2021
	4.91% increase in the exchange rate	4.91% decrease in the exchange rate	5.25% increase in the exchange rate	5.25% decrease in the exchange rate
Assets in US dollars	$34,811	$(34,811)	$33,686	$(33,686)
Assets in other currencies	-	-	-	-
Liabilities in US dollars	(29,370)	29,370	(38,105)	38,105
Liabilities in other currencies	(41)	41	(19)	19
	$5,400	$(5,400)	$(4,438)	$4,438

Interest Rate Risks [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
The calculations are based on a variance in the average market interest rate for each period and the financial instruments on the reporting date that are sensitive to variances in the interest rates. The rest of the variables remain constant.

	2022		2021
	+1% Variance	-1% Variance	+1% Variance	-1% Variance
Profit or loss for the year	$(8,873)	$8,873	$(7,465)	$7,465